UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		June 30, 2010 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Educational Services
28,150	Capella Education Co. *	2,290,003	2.53%
Textiles Apparel & Shoes
128,750	Iconix Brand Group, Inc. *	1,850,138	2.04%

CONSUMER DISCRETIONARY SECTOR TOTAL		4,140,141	4.57%

ENERGY

Oil: Crude Producers
29,275	SM Energy Co.	1,175,684	1.30%
Oil Well Equipment & Services
50,001	CARBO Ceramics, Inc.	3,609,572	3.98%
11,075	Core Laboratories NV	1,634,781	1.80%
98,375	Tesco Corp. *	1,208,045	1.33%
Oil Well Equipment & Services Industry Total		6,452,398	7.11%

ENERGY SECTOR TOTAL		7,628,082	8.41%

FINANCIAL SERVICES

Asset Management & Custodian
75,000	Westwood Holdings Group, Inc.	2,636,250	2.91%
Financial Data & Systems
75,000	Advent Software, Inc. *	3,522,000	3.88%
30,475	Factset Research Systems, Inc.	2,041,520	2.25%
52,400	Morningstar, Inc. *	2,228,048	2.46%
Financial Information Services Total		7,791,568	8.59%

	FINANCIAL SERVICES SECTOR TOTAL	10,427,818	11.50%

HEALTHCARE

Health Care Services
45,000	Quality Systems, Inc.	2,609,550	2.88%
Medical Equipment
90,000	Abaxis, Inc. *	1,928,700	2.13%
94,775	Immucor, Inc. *	1,805,464	1.99%
Medical Equipment Total		3,734,164	4.12%
Medical & Dental Equipment & Supplies
41,100	Integra Lifesciences Holdings Co. *	1,520,700	1.68%
40,000	Landauer, Inc.	2,435,200	2.69%
120,000	Meridian Bioscience, Inc.	2,040,000	2.25%
52,451	Neogen Corp. *	1,366,349	1.51%
47,175	SurModics, Inc. *	774,142	0.85%
29,225	Techne Corp.	1,678,976	1.85%
Medical & Dental Equipment & Supplies Total		9,815,367	10.83%

	HEALTHCARE SECTOR TOTAL	16,159,081	14.95%

MATERIALS & PROCESSING

Building Materials
100,000	Simpson Manufacturing Co., Inc.	2,455,000	2.71%

MATERIALS & PROCESSING SECTOR TOTAL		2,455,000	2.71%

PRODUCER DURABLES

Aerospace
59,675	AeroVironment, Inc. *	1,296,738	1.43%
Commercial Services
75,000	Advisory Board Co. *	3,222,000	3.55%
90,000	CoStar Group, Inc. *	3,492,000	3.85%
93,500	Ritchie Bros. Autioneers, Inc.	1,703,570	1.88%
108,026	Rollins, Inc.	2,235,058	2.47%
90,000	Tetra Tech, Inc. *	1,764,900	1.95%
Commercial Services Total		12,417,528	13.70%
Diversified Manufacturing Operations
75,000	Raven Industries, Inc.	2,528,250	2.79%
Scientific Instruments: Control & Filter
107,500	Sun Hydraulics Corp.	2,521,950	2.78%

PRODUCER DURABLES SECTOR TOTAL		18,764,466	20.70%

TECHNOLOGY

Communications Technology
88,500	EMS Technologies, Inc. *	1,329,270	1.47%

Computer Services Software & Systems
26,075	Ansys, Inc. *	1,057,862	1.17%
107,500	Blackbaud, Inc.	2,340,275	2.58%
77,000	Blackboard, Inc. *	2,874,410	3.17%
220,700	Bottomline Technologies, Inc. *	2,875,721	3.17%
55,400	MICROS Systems, Inc. *	1,765,598	1.95%
161,000	NIC, Inc.	1,032,010	1.14%
37,375	Pegasystems, Inc.	1,200,111	1.32%
130,000	TeleCommunication Systems, Inc. *	538,200	0.59%
122,350	Tyler Technologies, Inc. *	1,898,872	2.09%
Computer Services Software & Systems Total		15,583,059	17.18%
Electronic Components
60,475	Hittite Microwave Corp. *	2,705,651	2.98%
64,000	NVE Corp. *	2,785,920	3.07%
Electronic Components Total		5,491,571	6.05%
Electronics
54,700	II-VI, Inc. *	1,620,761	1.79%
Information Technology
145,000	comScore, Inc. *	2,388,150	2.71%

	TECHNOLOGY SECTOR TOTAL	26,412,811	29.20%

TOTAL COMMON STOCKS
	(Cost $78,913,679)	85,987,399	94.84%

SHORT-TERM INVESTMENTS
4,168,357	UMB Bank Money Market Fiduciary (Cost $4,168,357) 0.03% **	4,168,357	4.60%

TOTAL INVESTMENTS
	(Cost $83,082,036)	90,155,756	99.44%

	Other Assets Less Liabilities	509,849	0.56%

	TOTAL NET ASSETS	$90,665,605	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2010.
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $83,082,036 amounted to $7,073,719 which consisted of aggregate gross unrealized appreciation of $14,090,503 and aggregate gross unrealized depreciation of $7,016,784.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2010 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$85,987,399	$0	$0	$85,987,399
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$4,168,357	$0	$0	$4,168,357
Total	$90,155,756	$0	$0	$90,155,756

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		June 30, 2010 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Hotel Restaurants & Leisure
17,575	Darden Restaurants, Inc.	682,789	3.47%
Media
11,251	McGraw-Hill Co., Inc.	316,603	1.61%
Specialty Retail
22,661	Staples, Inc.	431,692	2.19%
Textiles, Apparel & Luxury Goods
5,244	VF Corp.	373,268	1.90%

	CONSUMER DISCRETIONARY SECTOR TOTAL	1,804,352	9.17%

CONSUMER STAPLES

Beverages
13,793	Pepsi Co.	840,683	4.27%
Food Products
21,739	McCormick & Co.	825,212	4.19%
13,476	General Mills, Inc.	478,668	2.43%
Food Products Total		1,303,880	6.63%
Food & Staples Retailing
26,856	Walgreen Co.	717,055	3.64%

	CONSUMER STAPLES SECTOR TOTAL	2,861,618	14.54%

ENERGY

Oil, Gas & Consumable Fuels
7,184	Chevron Corp.	487,506	2.48%
10,520	Exxon Mobil Corp.	600,376	3.05%
6,515	Occidental Petroleum Corp.	502,632	2.55%

	ENERGY SECTOR TOTAL	1,590,514	8.08%

FINANCIALS

Asset Management
24,885	Federated Investors, Inc.	515,368	2.62%
Insurance
11,092	Aflac, Inc.	473,295	2.41%
21,103	Progressive Corp.	395,048	2.01%
Insurance Total		868,343	4.41%

	FINANCIALS SECTOR TOTAL	1,383,711	7.03%

HEALTH CARE

Biotechnology
12,490	Amgen, Inc. *	656,974	3.34%
Health Care Equipment & Supplies
12,204	Stryker Corp.	610,932	3.10%
8,327	McKesson Corp.	559,241	2.84%
Health Care Equipment & Supplies Total		1,170,173	5.95%
Health Care Providers & Services
4,863	Laboratory Corp of America *	366,427	1.86%
Pharmaceuticals
13,507	Johnson & Johnson	797,723	4.05%
12,904	Pfizer, Inc.	184,011	0.94%
Pharmaceutical Total		981,734	4.99%

	HEALTH CARE SECTOR TOTAL	3,175,308	16.14%

INDUSTRIALS

Aerospace & Defense
11,442	United Technologies Corp.	742,700	3.77%
Air Freight & Logistics
7,723	C.H. Robinson Worldwide, Inc.	429,863	2.18%
Industrial Conglomerates
16,972	General Electric Co.	244,737	1.24%
Machinery
23,392	Danaher Corp.	868,311	4.41%

	INDUSTRIALS SECTOR TOTAL	2,285,611	11.61%

INFORMATION TECHNOLOGY

Communications Equipment
10,075	Qualcomm, Inc	330,863	1.68%
Computers & Peripherals
3,623	Apple, Inc. *	911,294	4.63%
16,336	Hewlett-Packard Co.	707,022	3.59%
5,053	International Business Machines, Inc.	623,944	3.17%
Computers & Peripherals Total		2,242,260	11.39%
Semiconductors & Semiconductor
20,436	Altera Corp.	507,017	2.58%
Software
17,575	Intuit, Inc. *	611,083	3.11%
23,137	Microsoft Corp.	532,383	2.71%
27,523	Oracle Corp.	590,644	3.00%
Software Total		1,734,110	8.81%

	INFORMATION TECHNOLOGY SECTOR TOTAL	4,814,250	24.46%

MATERIALS

Chemicals
12,776	Sigma Aldrich Corp.	636,628	3.24%

	MATERIALS SECTOR TOTAL	636,628	3.24%

TELECOMMUNICATIONS

Diversified Telecommunication
16,463	AT&T, Inc.	398,240	2.02%

	TELECOMMUNICATIONS SECTOR TOTAL	398,240	2.02%

UTILITIES

Natural Gas Distribution
10,043	Nicor, Inc.	406,742	2.07%

	UTILITIES SECTOR TOTAL	406,742	2.07%

TOTAL COMMON STOCKS
	(Cost $17,334,360)	19,356,974	98.37%

SHORT-TERM INVESTMENTS
687,962	UMB Bank Money Market Fiduciary 0.03% (Cost $687,962) **	687,962	3.49%

TOTAL INVESTMENTS
	(Cost $18,022,322)	20,044,936	101.86%

	Liabilities In Excess of Other Assets	(366,659)	(1.86%)

	TOTAL NET ASSETS	19,678,277	100%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2010.
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS
At June 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,022,322 amounted to $2,022,614 which consisted of aggregate gross unrealized appreciation of
$2,799,425 and aggregate gross unrealized depreciation of $776,811.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2010 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,356,974	$0	$0	$19,356,974
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$687,962	$0	$0	$687,962
Total	$20,044,936	$0	$0	$20,044,936

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 27, 2010

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.